EQUITY ACCOUNTED INVESTMENTS - Schedule Of Revenue, Net Income and OCI Of Investments (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure Of Associates And Joint Ventures [Line Items]
Other Comprehensive Income of associate or joint venture	$ (1,100)
Additions, net of disposals1	$ 8,652